Information by Segment and Geographic Region	12 Months Ended
Dec. 31, 2013
Information By Segment and Geographic Region [Abstract]
Information by Segment and Geographic Region
Information by Segment and Geographic Region
The Company conducts their businesses globally and manages them within the following two segments:
Products: The Products segment offers an extensive portfolio of network infrastructure, devices, system software and applications for the public safety, hospitality, education, manufacturing, transportation, utilities, mining and retail industries, including: (i) “ASTRO” products, which meet the Association of Public Safety Communications Officials Project 25 standard, (ii) “Dimetra” products which meet the European Telecommunications Standards Institute Terrestrial Trunked Radio “TETRA” standard, (iii) Professional and Commercial Radio (“PCR”) products, (iv) integrated digital enhanced network (“iDEN”) products, and (v) broadband technology products, such as Long-Term Evolution (“LTE”). In addition, the Products segment offers smart public safety solutions including computer-aided dispatch, records systems, data management systems and Real Time Crime Center solutions.
Services: The Services segment has a full breadth of service offerings for both public safety and private communication networks including: (i) Integration services, (ii) Lifecycle Management and Support services, (iii) Managed services, and (iv) Solutions services. Integration services includes implementation, optimization, and integration of networks, devices, and applications.  Lifecycle Management and Support services includes lifecycle planning, upgrades, call center, network monitoring, and repair services.  Managed services includes managing customer networks at defined services levels. Solutions services includes integration of hardware and software to meet customer needs.
For the years ended December 31, 2013 and 2012, no single customer accounted for more than 10% of the Company's net sales. In 2011, the Company's largest customer, the U.S. government (through multiple contracts with its various branches and agencies, including the armed services), was approximately 12% of the Company's net sales.
Segment Information

	Net Sales			Operating Earnings (Loss)
Years ended December 31	2013	2012	2011	2013	2012	2011
Products	$4,109	$4,236	$3,901	$639	$656	$338
Services	2,118	2,033	1,837	308	264	260
	$6,227	$6,269	$5,738	947	920	598
Total other expense				(67)	(39)	(117)
Earnings from continuing operations before income taxes				$880	$881	$481

	Capital Expenditures			Depreciation Expense
Years ended December 31	2013	2012	2011	2013	2012	2011
Products	$90	$90	$92	$93	$87	$80
Services	79	80	73	64	63	48
	$169	$170	$165	$157	$150	$128

Geographic Area Information

	Net Sales			Assets
Years ended December 31	2013	2012	2011	2013	2012	2011
United States	$3,648	$3,685	$3,245	$6,201	$6,268	$6,699
China	203	198	188	420	552	844
United Kingdom	112	118	121	1,607	1,323	521
Israel	94	107	121	186	797	1,097
Japan	49	60	73	60	123	611
Other, net of eliminations	2,121	2,101	1,990	920	1,142	1,860
	$6,227	$6,269	$5,738	$9,394	$10,205	$11,632